Current and long-term debt - 2020 $225.0 million credit facility (Details)	1 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2021 USD ($) vessel	May 31, 2020 USD ($)	Sep. 30, 2022 vessel	Jun. 30, 2022 vessel	Mar. 31, 2022 vessel	Dec. 31, 2022 USD ($) vessel	Nov. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) vessel	Jun. 30, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,541,678,000					$ 1,436,224,000
Number of vessels | vessel						1
Number of vessels sold | vessel			2	9	7	18
2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity										$ 2,200,000
Repayments						$ 99,100,000
Borrowings instrument, term		5 years
Periodic borrowing payment amount		$ 1,300,000
Net debt to capitalization ratio		0.65
Consolidated tangible net worth		$ 1,400,000,000
2020 $225.0 Million Credit Facility | Borrowings, Financial Covenants, Period One
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		130.00%
2020 $225.0 Million Credit Facility | Borrowings, Financial Covenants, Period Two
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		140.00%
2020 $225.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000
2020 $225.0 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000
2021 Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 70,200,000
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000
2021 Ocean Yield Lease Financing | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000
2021 Ocean Yield Lease Financing | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel							$ 250,000
2021 Ocean Yield Lease Financing | 2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Repayments	$ 42,300,000
STI Savile Row, STI Spiga, STI Kingsway and STI Carnaby | 2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel									4
STI Savile Row, STI Spiga, STI Kingsway and STI Carnaby | 2020 $225.0 Million Credit Facility | 2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 101,200,000
STI Pride and STI Providence | 2020 $225.0 Million Credit Facility | CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 43,700,000
Number of vessels | vessel								2
STI Nautilus, STI Guard and STI Gallantry | 2020 $225.0 Million Credit Facility | CSSC Scrubber Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 71,800,000
Number of vessels | vessel											3
STI Gallantry and STI Guard
Disclosure of detailed information about borrowings [line items]
Number of vessels sold | vessel	2